Expense Example {- Fidelity Latin America Fund} - 10.31 Fidelity Latin America Fund - AMCIZ PRO-13 - Fidelity Latin America Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Latin America Fund: Class A
Expense Example:
1 year	$ 703
3 years	972
5 years	1,262
10 years	2,084
Fidelity Advisor Latin America Fund: Class M
Expense Example:
1 year	506
3 years	834
5 years	1,185
10 years	2,173
Fidelity Advisor Latin America Fund: Class C
Expense Example:
1 year	311
3 years	652
5 years	1,119
10 years	2,219
Fidelity Advisor Latin America Fund: Class I
Expense Example:
1 year	102
3 years	318
5 years	552
10 years	1,225
Fidelity Advisor Latin America Fund: Class Z
Expense Example:
1 year	87
3 years	271
5 years	471
10 years	$ 1,049